Derivative liabilities (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Balance Beginning			$ 2,991,953	$ 3,069,616	$ 3,069,616
Mark to Market	$ 1,291,168	$ (2,019,927)	(273,299)	(3,661,418)	(4,040,237)	$ (525,394)
Ending Balance	3,259,345		3,259,345		2,991,953	3,069,616
Derivative [Member]
Balance Beginning			2,991,953	$ 3,069,616	3,069,616
Additions			3,538,927		3,217,870
Mark to Market			2,314,089		4,040,238
Reclassification to APIC due to conversions			(957,488)		(7,335,771)
Ending Balance	$ 3,259,345		$ 3,259,345		$ 2,991,953	$ 3,069,616